Income Taxes - Summary of Standard Rate of Income Tax (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Loss before tax	$ (128,120)	$ (187,746)	$ (13,849)
Tax calculated at tax rate of 17% (2021 and 2020: 17%)	(21,780)	(31,917)	(2,354)
- Different tax rates in other countries	(4,275)	(1,744)	(1,033)
- Expenses not deductible for tax purposes	24,689	8,370	5,021
- Income not subject to tax	(880)	(539)	(699)
- Fair value losses/(gains) on financial instruments	0	21,105	(2,782)
- Tax incentives	0	0	(510)
- Utilisation of previously unrecognised capital allowances	0	(1,740)	0
- Utilisation of previously unrecognised merger and acquisition allowances	(1,743)	0	0
- Deferred tax assets not recognised	4,805	6,087	3,634
- Withholding tax	228	70	25
Under/(Over) provision in prior financial year	63	(25)	(743)
- Overprovision of deferred income tax in prior financial year	(7)	0	0
Tax expense/(credit)	$ 1,100	$ (333)	$ 559